FAIR VALUES - Level 3 Reconciliation (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Reconciliation of the financial instruments
Assets at beginning of period	$ 4,481,592,876
Disposals	(187,042)	$ (167,329)
Assets at end of period	4,505,842,884	4,481,592,876
Level 3 of fair value hierarchy [member]
Reconciliation of the financial instruments
Assets at beginning of period	690,073
Additions	392,505
Disposals	(187,042)
OCI	(237,164)
Assets at end of period	$ 658,372	$ 690,073